Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Mar. 12, 2026	Feb. 26, 2026	Feb. 06, 2026	Feb. 05, 2026
Subsequent Events [Line Items]
Accrued interest			$ 95
Warrant [Member]
Subsequent Events [Line Items]
Purchase warrants				$ 250,000
Exercise price of warrants (in Dollars per share)				$ 12
Promissory Notes [Member]
Subsequent Events [Line Items]
Principal amount				$ 250,000
Fund received				200,000
Net of OID				$ 50,000
Maturity date				May 04, 2026
Thornhill Advisory Group, Inc, [Member]
Subsequent Events [Line Items]
Principal amount				$ 9,018
Accrued interest			$ 21	21
Thornhill Advisory Group, Inc, [Member] | Promissory Notes [Member]
Subsequent Events [Line Items]
Principal amount				8,865
Accrued interest				$ 95
Exousia Pro, Inc [Member]
Subsequent Events [Line Items]
Shares issuable under securities exchange agreement (in Shares)		10,000
LMMY [Member]
Subsequent Events [Line Items]
Shares receivable under securities exchange agreement (in Shares)		2,000,000
Lock up period for which prohibition of share transfer is applicable		1 year
Shares permitted to be sold monthly during leak-out period (in Shares)		20,000
Maximum stock price expected on leak-out period expiration date (in Dollars per share)		$ 4
Share price threshold expected to not met during lock-up trading period (in Dollars per share)		$ 4
Mr. Tood [Member]
Subsequent Events [Line Items]
Settlement of accrued salary	$ 275,147
Outstanding of notes payable	$ 36,912
Interest outstanding balance	8.00%
Promissory note value	$ 36,912
Restricted shares issued (in Shares)	22,985